Commitments and Contingencies (Details)				11 Months Ended	12 Months Ended
	Sep. 29, 2022 USD ($)	Sep. 17, 2021 USD ($) shares	Aug. 03, 2021 shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2022 USD ($) D item $ / shares shares
Description of Organization and Business Operations
Maximum number of demands For registration of securities | item					3
Number of shares subject to forfeiture | shares		562,500
Underwriting discount percentage		1.00%
Underwriter cash discount		$ 1,500,000
Deferred underwriting fee percentage		3.50%
Deferred underwriting discount		$ 5,250,000			$ 172,000
Extinguishment of deferred underwriting commissions on public shares					$ 4,900,000
Founder Shares | Sponsor
Description of Organization and Business Operations
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Number of shares subject to forfeiture | shares				562,500
Evercore Group, L.L.C.
Description of Organization and Business Operations
Aggregate fees received					$ 13,050,000
Evercore Group, L.L.C. | Coplacement Agent
Description of Organization and Business Operations
Aggregate fees received	$ 500,000
Evercore Group, L.L.C. | Financial Advisory
Description of Organization and Business Operations
Aggregate fees received	7,500,000
Over-allotment option
Description of Organization and Business Operations
Option vesting period			45 days		45 days
Option to purchase additional units (in shares) | shares			2,250,000		2,250,000
Deferred Underwriting Fees | Evercore Group, L.L.C.
Description of Organization and Business Operations
Aggregate fees received	$ 5,050,000